Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

25. COMMITMENTS AND CONTINGENCIES

Legal proceedings

For the nine months ended September 30, 2017, the Company was involved in four lawsuits with its loan customers for the aggregated claim of delinquent balances of $6.97 million, which were in the process of enforcement.

25. COMMITMENTS AND CONTINGENCIES

Legal proceedings

For the year ended December 31, 2016, the Company was involved in four lawsuits with its loan customers for the aggregated claim of delinquent balances of $6.68 million. As of December 31, 2016, three of the cases with an aggregated claim of $5.96 million had been meditated by the Court in favor of the Company and one of cases with an aggregated claim of $719,966 was in the process of enforcement.